RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)		12 Months Ended
	Jun. 12, 2013	Dec. 31, 2014	Dec. 31, 2013
Proceeds from sale of stock			$ 134,639
President & CEO [Member]
Sale of common stock, shares	416,841
Sale of common stock, price per share	$ 0.323
Proceeds from sale of stock	$ 134,639